Deferred tax - Calculated tax losses (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Deferred tax
Available for offset against future taxable income	R 326,354	R 256,462
Utilised against deferred tax balance	(209,025)	(251,397)
Not recognised as a deferred tax asset	R 117,329	R 5,065